UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SPC Financial Inc.
Address: 3202 Tower Oaks Blvd.
         Suite 400
         Rockville, MD  20852

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mariann B. Miller
Title:     Chief Compliance Officer
Phone:     301-770-6800

Signature, Place, and Date of Signing:

 /s/  Mariann B. Miller     Rockville, MD     January 18, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    82

Form 13F Information Table Value Total:    $226,667 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108      260     5616 SH       SOLE                        0        0     5616
APPLE INC                      COM              037833100      444      834 SH       SOLE                        0        0      834
AT&T INC                       COM              00206R102      605    17937 SH       SOLE                        0        0    17937
AUTOMATIC DATA PROCESSING IN   COM              053015103      612    10749 SH       SOLE                        0        0    10749
BED BATH & BEYOND INC          COM              075896100      436     7800 SH       SOLE                        0        0     7800
BRISTOL MYERS SQUIBB CO        COM              110122108      209     6400 SH       SOLE                        0        0     6400
CELGENE CORP                   COM              151020104     1332    16975 SH       SOLE                        0        0    16975
CHEVRON CORP NEW               COM              166764100      439     4056 SH       SOLE                        0        0     4056
CONOCOPHILLIPS                 COM              20825C104      816    14075 SH       SOLE                        0        0    14075
CULLEN FROST BANKERS INC       COM              229899109      710    13075 SH       SOLE                        0        0    13075
DOMINION RES INC VA NEW        COM              25746U109     3137    60551 SH       SOLE                        0        0    60551
E M C CORP MASS                COM              268648102     2167    85647 SH       SOLE                        0        0    85647
EXXON MOBIL CORP               COM              30231G102      846     9778 SH       SOLE                        0        0     9778
FASTENAL CO                    COM              311900104      383     8200 SH       SOLE                        0        0     8200
FIRST TR EXCHANGE TRADED FD    DJ INTERNT IDX   33733E302      467    11990 SH       SOLE                        0        0    11990
FIRST TR EXCHANGE TRADED FD    CONSUMR DISCRE   33734X101      441    19495 SH       SOLE                        0        0    19495
FIRST TR EXCHANGE TRADED FD    CONSUMR STAPLE   33734X119      414    16345 SH       SOLE                        0        0    16345
FIRST TR EXCHANGE TRADED FD    HLTH CARE ALPH   33734X143      470    14440 SH       SOLE                        0        0    14440
GENERAL ELECTRIC CO            COM              369604103     3013   143533 SH       SOLE                        0        0   143533
GENERAL MLS INC                COM              370334104     1991    49250 SH       SOLE                        0        0    49250
HARLEY DAVIDSON INC            COM              412822108      215     4400 SH       SOLE                        0        0     4400
HEINZ H J CO                   COM              423074103      499     8652 SH       SOLE                        0        0     8652
HOLLYFRONTIER CORP             COM              436106108      882    18950 SH       SOLE                        0        0    18950
INGERSOLL-RAND PLC             SHS              G47791101      386     8040 SH       SOLE                        0        0     8040
INTERNATIONAL BUSINESS MACHS   COM              459200101      687     3584 SH       SOLE                        0        0     3584
INTL PAPER CO                  COM              460146103     2997    75225 SH       SOLE                        0        0    75225
ISHARES INC                    MSCI THAILAND    464286624     1378    16700 SH       SOLE                        0        0    16700
ISHARES INC                    MSCI S KOREA     464286772     4216    66550 SH       SOLE                        0        0    66550
ISHARES INC                    MSCI MEX INVEST  464286822     6360    90177 SH       SOLE                        0        0    90177
ISHARES SILVER TRUST           ISHARES          46428Q109     3181   108315 SH       SOLE                        0        0   108315
ISHARES TR                     BARCLYS TIPS BD  464287176    52235   430235 SH       SOLE                        0        0   430235
ISHARES TR                     S&P500 GRW       464287309     4376    57772 SH       SOLE                        0        0    57772
ISHARES TR                     MSCI EAFE INDEX  464287465    13159   231430 SH       SOLE                        0        0   231430
ISHARES TR                     CORE S&P MCP ETF 464287507     4587    45100 SH       SOLE                        0        0    45100
ISHARES TR                     S&P NA SOFTWR    464287515     3351    53160 SH       SOLE                        0        0    53160
ISHARES TR                     S&P NA TECH FD   464287549     3891    57685 SH       SOLE                        0        0    57685
ISHARES TR                     NASDQ BIO INDX   464287556     2687    19580 SH       SOLE                        0        0    19580
ISHARES TR                     COHEN&ST RLTY    464287564     6556    83474 SH       SOLE                        0        0    83474
ISHARES TR                     CONS SRVC IDX    464287580     3390    39055 SH       SOLE                        0        0    39055
ISHARES TR                     S&P MC 400 GRW   464287606     6332    55345 SH       SOLE                        0        0    55345
ISHARES TR                     S&P MIDCP VALU   464287705     4454    50530 SH       SOLE                        0        0    50530
ISHARES TR                     DJ US INDUSTRL   464287754     2055    28020 SH       SOLE                        0        0    28020
ISHARES TR                     CORE S&P SCP ETF 464287804     1248    15980 SH       SOLE                        0        0    15980
ISHARES TR                     CONS GOODS IDX   464287812     2702    36025 SH       SOLE                        0        0    36025
ISHARES TR                     DJ US INDEX FD   464287846      225     3145 SH       SOLE                        0        0     3145
ISHARES TR                     S&P SMLCP VALU   464287879     5291    65390 SH       SOLE                        0        0    65390
ISHARES TR                     S&P SMLCP GROW   464287887     4452    52980 SH       SOLE                        0        0    52980
ISHARES TR                     LARGE VAL INDX   464288109     4347    67425 SH       SOLE                        0        0    67425
ISHARES TR                     DJ HEALTH CARE   464288828     3329    48640 SH       SOLE                        0        0    48640
ISHARES TR                     DJ PHARMA INDX   464288836     4938    58075 SH       SOLE                        0        0    58075
ISHARES TR                     ZEALAND INVST    464289123     4143   119815 SH       SOLE                        0        0   119815
ISHARES TR                     MSCI PERU CAP    464289842      244     5310 SH       SOLE                        0        0     5310
KELLOGG CO                     COM              487836108     1500    26850 SH       SOLE                        0        0    26850
LILLY ELI & CO                 COM              532457108      844    17110 SH       SOLE                        0        0    17110
MCDONALDS CORP                 COM              580135101      925    10482 SH       SOLE                        0        0    10482
MICROSOFT CORP                 COM              594918104      363    13608 SH       SOLE                        0        0    13608
OGE ENERGY CORP                COM              670837103     1791    31812 SH       SOLE                        0        0    31812
ORACLE CORP                    COM              68389X105     1957    58730 SH       SOLE                        0        0    58730
PEPSICO INC                    COM              713448108      800    11686 SH       SOLE                        0        0    11686
PFIZER INC                     COM              717081103      321    12798 SH       SOLE                        0        0    12798
PHILIP MORRIS INTL INC         COM              718172109      288     3441 SH       SOLE                        0        0     3441
PHILLIPS 66                    COM              718546104     2754    51865 SH       SOLE                        0        0    51865
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104     4362    66978 SH       SOLE                        0        0    66978
PROCTER & GAMBLE CO            COM              742718109      247     3635 SH       SOLE                        0        0     3635
PUBLIC SVC ENTERPRISE GROUP    COM              744573106     1245    40700 SH       SOLE                        0        0    40700
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106    13309   249600 SH       SOLE                        0        0   249600
RYDEX ETF TRUST                GUG S&P500 PU GR 78355W403     2546    51670 SH       SOLE                        0        0    51670
SMUCKER J M CO                 COM NEW          832696405     1338    15516 SH       SOLE                        0        0    15516
SPDR S&P 500 ETF TR            TR UNIT          78462F103      521     3656 SH       SOLE                        0        0     3656
SUSQUEHANNA BANCSHARES INC P   COM              869099101      437    41703 SH       SOLE                        0        0    41703
UDR INC                        COM              902653104      718    30198 SH       SOLE                        0        0    30198
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     1156    19655 SH       SOLE                        0        0    19655
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1865    28629 SH       SOLE                        0        0    28629
VANGUARD INDEX FDS             GROWTH ETF       922908736     1872    26299 SH       SOLE                        0        0    26299
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1248    28027 SH       SOLE                        0        0    28027
VANGUARD MALVERN FDS           STRM INFPROIDX   922020805      431     8600 SH       SOLE                        0        0     8600
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209      676    26820 SH       SOLE                        0        0    26820
WELLS FARGO & CO NEW           COM              949746101      277     8102 SH       SOLE                        0        0     8102
WEYERHAEUSER CO                COM              962166104     1522    54725 SH       SOLE                        0        0    54725
WISCONSIN ENERGY CORP          COM              976657106     1172    31815 SH       SOLE                        0        0    31815
WISDOMTREE TRUST               DIV EX-FINL FD   97717W406     1773    31905 SH       SOLE                        0        0    31905
YUM BRANDS INC                 COM              988498101      424     6379 SH       SOLE                        0        0     6379